Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 46	$ 45